Submission	May 30, 2025
Submission [Line Items]
Central Index Key	0000723188
Registrant Name	COMMUNITY FINANCIAL SYSTEM, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES